Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration
Statutory auditor's fees	€ 1,124,000.0	€ 1,127,100
audit related fees	20,200	26,900
Other fees related to non-audit services executed by the statutory auditor	6,600
Other fees related to non-audit services executed by persons related to the statutory auditor	0	429,500
Tax Fees	68,000.0	€ 0
Increase In Audit Fees Compared To Approved Fees	€ 191,300